Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income before income tax	$ 42,826	$ 1,525	$ 41,867	$ 44,986
Income tax expense calculated at the statutory rate	8,565		8,373	8,997
Nondeductible income and expenses in determining taxable income	15		18	227
Unrecognized deductible temporary differences	(5)		3	1
Unrecognized loss carryforwards	4		7	21
Tax-exempt income	(367)		(148)	(580)
Additional income tax under Alternative Minimum Tax Act	0		0	46
Income tax on unappropriated earnings	8		(20)	(2,070)
Investment credits	(131)		(203)	(204)
Change in tax rate	0		0	(38)
Effect of different tax rates of group entities operating in other jurisdictions	10		(9)	(15)
Income tax adjustments on prior years	4		(92)	26
Others	19		17	(6)
Income tax expense recognized in profit or loss	$ 8,122	$ 289	$ 7,946	$ 6,405